UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 4052

CitiFunds Trust III

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-451-2010

Date of fiscal year end: August 31
Date of reporting period: November 30, 2006

ITEM 1.           SCHEDULE OF INVESTMENTS

CITIFUNDS TRUST III

CITI U.S. TREASURY RESERVES

FORM N-Q
NOVEMBER 30, 2006

Notes to Schedule of Investments (unaudited)

Investments in U.S. Treasury Reserves Portfolio, at value $235,682,145.

1. Organization and Significant Accounting Policies

Citi U.S. Treasury Reserves (the “Fund) is a separate diversified series of CitiFunds Trust III (the “Trust”), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund invests all of its investable assets in U.S. Treasury Reserves Portfolio (the “Portfolio”), a management investment company that has the same investment objective as the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

Investment Valuation – The Fund records its investment in the Portfolio at value. The value of such investment reflects the Fund’s proportionate interest (13.4% at November 30, 2006) in the net assets of the Portfolio. Valuation of securities by the Portfolio is discussed in Note 1 of the Portfolio’s Notes to Schedule of Investments, which is included elsewhere in this report.

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U.S. TREASURY RESERVES PORTFOLIO

Schedule of Investments (unaudited)	November 30, 2006

FACE
AMOUNT	SECURITY	VALUE

SHORT-TERM INVESTMENTS(a) — 100.0%
U.S. Government Obligations — 100.0%
	U.S. Treasury Bills:
$ 30,000,000	5.063% due 2/8/07	$29,715,375
50,000,000	5.018-5.145% due 2/15/07	49,473,806
103,441,000	5.061-5.125% due 12/7/06	103,353,685
181,123,000	5.121-5.162% due 12/14/06	180,788,073
259,495,000	4.978-5.171% due 12/21/06	258,765,756
285,000,000	5.102-5.219% due 12/28/06	283,905,938
220,214,000	4.886-5.216% due 1/4/07	219,194,522
100,000,000	4.998-5.199% due 1/11/07	99,433,374
24,214,000	4.992-5.013% due 1/18/07	24,054,300
75,000,000	5.018-5.069% due 1/25/07	74,430,139
25,000,000	5.104% due 2/1/07	24,785,540
50,000,000	4.997-5.114% due 2/22/07	49,428,222
50,000,000	5.099-5.103% due 3/1/07	49,378,375
50,000,000	5.023-5.045% due 3/8/07	49,338,110
25,000,000	5.045% due 3/15/07	24,644,667
20,000,000	5.014% due 3/22/07	19,698,450
20,000,000	5.055% due 3/29/07	19,675,434
15,000,000	4.966% due 4/5/07	14,747,656
25,000,000	5.009% due 4/12/07	24,552,208
25,000,000	5.068% due 4/19/07	24,522,188
20,000,000	5.086% due 4/26/07	19,597,081
25,000,000	5.077% due 5/3/07	24,473,956
25,000,000	5.068% due 5/10/07	24,450,556
25,000,000	5.066% due 5/17/07	24,426,518
50,000,000	5.052-5.061% due 5/24/07	48,807,858

	TOTAL INVESTMENTS — 100.0% (Cost — $1,765,641,787#)	1,765,641,787
	Liabilities in Excess of Other Assets — 0.0%	(205,180)

	TOTAL NET ASSETS — 100.0%	$1,765,436,607

(a)      Rate shown represents yield-to-maturity.
#        Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

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Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

U.S. Treasury Reserves Portfolio (the “Portfolio”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At November 30, 2006, all investors in the Portfolio were funds advised by the manager of the fund and/or its affiliates.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the Investment Company Act of 1940 (the “1940 Act”), which approximates market value. This method involves valuing portfolio securities at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

(b) Security Transactions. Security transactions are accounted for on a trade date basis.

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ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CitiFunds Trust III

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date	January 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date	January 29, 2007

By	/s/ Frances M. Guggino

Frances M. Guggino
Chief Financial Officer

Date	January 29, 2007